Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net income	$ 3,824	$ 2,594	$ 4,650
Loss from discontinued operations, net of tax	24	43	80
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	780	814	893
Changes in fair values of investments	(29)	(33)	(123)
Pension and other employee benefits	(48)	(125)	(216)
Deferred taxes	(25)	(344)	(289)
Loss from equity-accounted companies	16	102	100
Net loss (gain) from derivatives and foreign exchange	(55)	(23)	49
Net gain from sale of property, plant and equipment	(116)	(84)	(38)
Net loss (gain) from sale of businesses	(101)	7	(2,193)
Other	158	66	117
Changes in operating assets and liabilities:
Trade receivables, net	(661)	(831)	(142)
Contract assets and liabilities	412	416	29
Inventories, net	(3)	(1,599)	(771)
Accounts payable, trade	(106)	395	659
Accrued liabilities	254	136	454
Provisions, net	211	(70)	(48)
Income taxes payable and receivable	(190)	(94)	117
Other assets and liabilities, net	(44)	(36)	10
Net cash provided by operating activities - continuing operations	4,301	1,334	3,338
Net cash used in operating activities - discontinued operations	(11)	(47)	(8)
Net cash provided by operating activities	4,290	1,287	3,330
Investing activities:
Purchases of investments	(1,957)	(321)	(1,528)
Purchases of property, plant and equipment and intangible assets	(770)	(762)	(820)
Acquisition of businesses (net of cash acquired) and increases in cost- and equity-accounted companies	(225)	(288)	(241)
Proceeds from sale of investments	610	697	2,272
Proceeds from maturity of investments	149	73	81
Proceeds from sales of property, plant and equipment	147	127	93
Proceeds from sales of businesses (net of transaction costs and cash disposed) and cost- and equity-accounted companies	553	1,541	2,958
Net cash from settlement of foreign currency derivatives	(109)	(166)	(121)
Changes in loans receivable, net	3	320	(19)
Other investing activities	7	(14)	(4)
Net cash provided by (used in) investing activities - continuing operations	(1,592)	1,207	2,671
Net cash used in investing activities - discontinued operations	(23)	(226)	(364)
Net cash provided by (used in) investing activities	(1,615)	981	2,307
Financing activities:
Net changes in debt with maturities of 90 days or less	(1,365)	1,366	(83)
Increase in debt	2,586	3,849	1,400
Repayment of debt	(1,567)	(2,703)	(1,538)
Delivery of shares	154	394	826
Purchase of treasury stock	(1,258)	(3,553)	(3,708)
Dividends paid	(1,713)	(1,698)	(1,726)
Cash associated with the spin-off of the Turbocharging Division	0	(172)	0
Dividends paid to noncontrolling shareholders	(93)	(99)	(98)
Proceeds from issuance of subsidiary shares	328	216	0
Other financing activities	31	6	(41)
Net cash used in financing activities - continuing operations	(2,897)	(2,394)	(4,968)
Net cash provided by financing activities - discontinued operations	0	0	0
Net cash used in financing activities	(2,897)	(2,394)	(4,968)
Effects of exchange rate changes on cash and equivalents and restricted cash	(43)	(189)	(81)
Net change in cash and equivalents and restricted cash	(265)	(315)	588
Cash and equivalents and restricted cash, beginning of period	4,174	4,489	3,901
Cash and equivalents and restricted cash, end of period	3,909	4,174	4,489
Supplementary disclosure of cash flow information:
Interest paid	250	90	132
Income taxes paid	$ 1,147	$ 1,188	$ 1,292